Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred Stock, Par Value	$ .001	$ .001	$ .001
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	750,000,000	750,000,000	750,000,000
Common Stock, Shares Issued	4,688,798	2,217,132	717,132
Common Stock, Shares Outstanding	4,688,798	2,217,132	717,132